VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 95.5%
		Communication Services: 1.5%
78,100	(1)	Cars.com, Inc.	$ 335,830	0.1
101,970		Cinemark Holdings, Inc.	1,039,074	0.3
76,051		EW Scripps Co.	573,425	0.1
61,600	(1)	Fluent, Inc.	72,072	0.0
33,300	(1)	Gray Television, Inc.	357,642	0.1
107,800	(1)	IDT Corp.	584,276	0.2
47,100	(1)	Liberty Latin America Ltd. - Class A	495,492	0.1
6,092	(1)	MDC Partners, Inc.	8,833	0.0
36,200	(2)	Meredith Corp.	442,364	0.1
7,200		Nexstar Media Group, Inc.	415,656	0.1
26,700	(1)	Ooma, Inc.	318,531	0.1
25,300	(2)	Sinclair Broadcast Group, Inc.	406,824	0.1
26,500		Spok Holdings, Inc.	283,285	0.1
15,600	(1)	Yelp, Inc.	281,268	0.1
		5,614,572		1.5

		Consumer Discretionary: 9.1%
89,916		Acushnet Holdings Corp.	2,312,639	0.6
52,900	(1)	Adient plc	479,803	0.1
6,900	(1)	American Public Education, Inc.	165,117	0.1
11,800	(2)	Bed Bath & Beyond, Inc.	49,678	0.0
42,400		Bloomin Brands, Inc.	302,736	0.1
7,500		Boyd Gaming Corp.	108,150	0.0
5,297	(1)	Bright Horizons Family Solutions, Inc.	540,294	0.2
76,137		Brunswick Corp.	2,692,966	0.7
22,509		Carter's, Inc.	1,479,517	0.4
68,700		Dana, Inc.	536,547	0.2
15,250	(1)	Deckers Outdoor Corp.	2,043,500	0.6
9,600		Dine Brands Global, Inc.	275,328	0.1
133,800	(1)	Everi Holdings, Inc.	441,540	0.1
15,400	(1)	Genesco, Inc.	205,436	0.1
108,500	(1)	Groupon, Inc.	106,352	0.0
3,000		Hamilton Beach Brands Holding Co.	28,530	0.0
15,600	(1)	Helen of Troy Ltd.	2,246,868	0.6
33,500	(1)	Hibbett Sports, Inc.	366,322	0.1
24,700		KB Home	447,070	0.1
35,613		LCI Industries	2,380,017	0.6
7,500		Lifetime Brands, Inc.	42,375	0.0
2,200		Lithia Motors, Inc.	179,938	0.1
19,800	(1)	Meritage Homes Corp.	722,898	0.2
4,800	(1)	Modine Manufacturing Co.	15,600	0.0
22,564	(1)	Monarch Casino & Resort, Inc.	633,371	0.2
29,867	(1)	National Vision Holdings, Inc.	580,017	0.2
240,064		Office Depot, Inc.	393,705	0.1
61,692	(1)	Penn National Gaming, Inc.	780,404	0.2
24,010	(1)	Planet Fitness, Inc.	1,169,287	0.3
31,702		Pool Corp.	6,238,003	1.7
54,300	(1)	Quotient Technology, Inc.	352,950	0.1
84,000		Rent-A-Center, Inc.	1,187,760	0.3
8,100		Signet Jewelers Ltd.	52,245	0.0
3,700	(1)	Stamps.com, Inc.	481,296	0.1
3,100		Strategic Education, Inc.	433,256	0.1

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Consumer Discretionary: (continued)
17,541		Superior Group of Cos, Inc.	$ 148,397	0.0
45,100	(1)	Taylor Morrison Home Corp.	496,100	0.1
18,819		Thor Industries, Inc.	793,785	0.2
31,000		Tilly's, Inc.	128,030	0.0
78,557		Wendy's Company	1,168,928	0.3
9,400	(1)	WW International, Inc.	158,954	0.0
34,200	(1)	Zumiez, Inc.	592,344	0.2
		33,958,053		9.1

		Consumer Staples: 3.2%
125,421	(1)	BJ's Wholesale Club Holdings, Inc.	3,194,473	0.9
7,985		Casey's General Stores, Inc.	1,057,933	0.3
6,300	(1)	Central Garden & Pet Co. - CENT	173,250	0.1
8,600	(1)	Central Garden & Pet Co. - Class A - CENTA	219,902	0.1
5,900	(1)	Edgewell Personal Care Co.	142,072	0.0
167,130	(1)	Performance Food Group Co.	4,131,454	1.1
142,875		Primo Water Corp.	1,294,447	0.4
10,200		Sanderson Farms, Inc.	1,257,864	0.3
7,120		SpartanNash Co.	101,958	0.0
2,200	(1)	TreeHouse Foods, Inc.	97,130	0.0
8,000	(1)	US Foods Holding Corp.	141,680	0.0
		11,812,163		3.2

		Energy: 1.0%
3,049		Amplify Energy Corp.	1,725	0.0
5,600	(2)	Arch Coal, Inc.	161,840	0.0
68,700		Berry Petroleum Corp.	165,567	0.0
32,203		Cimarex Energy Co.	541,977	0.1
23,012		Core Laboratories NV	237,944	0.1
17,800	(2)	CVR Energy, Inc.	294,234	0.1
38,400		Delek US Holdings, Inc.	605,184	0.2
34,100	(1)	Dorian L.P.G Ltd.	297,011	0.1
27,600		Falcon Minerals Corp.	59,340	0.0
53,000	(1)	NexTier Oilfield Solutions, Inc.	62,010	0.0
25,900	(1)	Par Pacific Holdings, Inc.	183,890	0.0
169,832		Patterson-UTI Energy, Inc.	399,105	0.1
10,800	(1)	Renewable Energy Group, Inc.	221,724	0.1
500	(1)	REX American Resources Corp.	23,255	0.0
100,700	(1)	Select Energy Services, Inc.	325,261	0.1
43,200		Solaris Oilfield Infrastructure, Inc.	226,800	0.1
		3,806,867		1.0

		Financials: 16.4%
4,750	(1)	Ambac Financial Group, Inc.	58,615	0.0
15,700		American Equity Investment Life Holding Co.	295,160	0.1
9,682		Ameris Bancorp.	230,044	0.1

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
35,400		Apollo Commercial Real Estate Finance, Inc.	$ 262,668	0.1
6,700		Artisan Partners Asset Management, Inc.	143,983	0.0
29,627	(1),(2)	Assetmark Financial Holdings, Inc.	604,095	0.2
41,900	(1)	Bancorp, Inc.	254,333	0.1
40,700		Bank of NT Butterfield & Son Ltd.	693,121	0.2
92,145		BankUnited, Inc.	1,723,111	0.5
3,400		Bar Harbor Bankshares	58,752	0.0
35,800	(1)	Blucora, Inc.	431,390	0.1
4,451		Business First Bancshares, Inc.	60,088	0.0
89,557		Cadence BanCorp	586,598	0.2
3,200	(1)	Capital Bancorp, Inc.	40,064	0.0
3,600		Capstar Financial Holdings, Inc.	35,604	0.0
23,300		Capstead Mortgage Corp.	97,860	0.0
7,000		Cathay General Bancorp.	160,650	0.0
2,700		Central Valley Community Bancorp	35,208	0.0
13,700		CNO Financial Group, Inc.	169,743	0.1
9,700		Colony Credit Real Estate, Inc.	38,218	0.0
50,450	(2)	Commerce Bancshares, Inc.	2,540,157	0.7
1,147		Community Trust Bancorp, Inc.	36,463	0.0
54,600		ConnectOne Bancorp, Inc.	733,824	0.2
15,900		Cowen, Inc.	153,594	0.0
26,563		Cullen/Frost Bankers, Inc.	1,481,950	0.4
31,200	(1)	Customers Bancorp, Inc.	341,016	0.1
43,232		Eaton Vance Corp.	1,394,232	0.4
10,200	(1)	Enova International, Inc.	147,798	0.0
1,400		Enterprise Financial Services Corp.	39,074	0.0
2,200		ESSA Bancorp, Inc.	30,030	0.0
57,800		Essent Group Ltd.	1,522,452	0.4
8,195		Factset Research Systems, Inc.	2,136,273	0.6
43,300		Federated Hermes, Inc.	824,865	0.2
7,900		FedNat Holding Co.	90,692	0.0
15,900		Financial Institutions, Inc.	288,426	0.1
171,600		First BanCorp. Puerto Rico	912,912	0.2
4,000		First Bank/Hamilton NJ	27,760	0.0
4,000		First Business Financial Services, Inc.	62,000	0.0
1,100		First Choice Bancorp	16,511	0.0
3,000		First Community Bancshares, Inc.	69,900	0.0
106,706		First Financial Bancorp.	1,590,986	0.4
129,016		First Hawaiian, Inc.	2,132,634	0.6
313,564		First Horizon National Corp.	2,527,326	0.7
1,600		First Internet Bancorp	26,272	0.0
39,400		Flagstar Bancorp, Inc.	781,302	0.2
105,083	(1),(2)	Focus Financial Partners, Inc.	2,417,960	0.7
1,400		FS Bancorp, Inc.	50,400	0.0
2,200		Great Southern Bancorp., Inc.	88,880	0.0
21,000		Hancock Whitney Corp.	409,920	0.1
29,450		Hanmi Financial Corp.	319,533	0.1
23,800		Hilltop Holdings, Inc.	359,856	0.1
8,300		HomeStreet, Inc.	184,509	0.1
5,300		Houlihan Lokey, Inc.	276,236	0.1
47,707		Iberiabank Corp.	1,725,085	0.5
7,500		Invesco Mortgage Capital, Inc.	25,575	0.0
5,700		Investar Holding Corp.	72,789	0.0
189,100		Investors Bancorp, Inc.	1,510,909	0.4
29,383		Kinsale Capital Group, Inc.	3,071,405	0.8
12,700		Ladder Capital Corp.	60,198	0.0
66,552		Lazard Ltd.	1,567,965	0.4
10,900		Luther Burbank Corp.	99,953	0.0
8,000		Macatawa Bank Corp.	56,960	0.0
1,602	(1)	Metropolitan Bank Holding Corp.	43,142	0.0
108,500		MGIC Investment Corp.	688,975	0.2
300	(1)	MMA Capital Holdings, Inc.	7,419	0.0
70,334		Moelis & Co.	1,976,385	0.5
18,426		Morningstar, Inc.	2,142,023	0.6
45,738	(1)	Mr Cooper Group, Inc.	335,260	0.1
7,600		National General Holdings Corp.	125,780	0.0
19,900	(1)	NMI Holdings, Inc.	231,039	0.1
3,500		Northeast Bank	40,810	0.0
54,431		OceanFirst Financial Corp.	865,997	0.2
42,400	(1)	On Deck Capital, Inc.	65,296	0.0
11,900		OP Bancorp	88,774	0.0
21,325		PacWest Bancorp	382,144	0.1
11,800		PennyMac Financial Services, Inc.	260,898	0.1
81,900		PennyMac Mortgage Investment Trust	869,778	0.2
1,700		Piper Sandler Cos	85,969	0.0
18,900		Popular, Inc.	661,500	0.2
8,000	(1)	ProSight Global, Inc.	78,000	0.0
14,000	(1)	Provident Bancorp, Inc.	120,680	0.0
46,400		Provident Financial Services, Inc.	596,704	0.2
62,100		Radian Group, Inc.	804,195	0.2
4,200		RBB Bancorp	57,624	0.0
70,800		Redwood Trust, Inc.	358,248	0.1
41,616		RLI Corp.	3,659,295	1.0
11,198	(1)	Select Bancorp, Inc.	85,441	0.0
3,300		Selective Insurance Group	164,010	0.0
5,400		Shore Bancshares, Inc.	58,590	0.0
2,500		Sierra Bancorp.	43,950	0.0
18,136		Signature Bank	1,457,953	0.4
22,200		Sterling Bancorp	231,990	0.1
7,300		Stifel Financial Corp.	301,344	0.1
8,200	(1)	Third Point Reinsurance Ltd.	60,762	0.0
7,600		TPG RE Finance Trust, Inc.	41,724	0.0
68,700		Umpqua Holdings Corp.	748,830	0.2

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
15,500		United Community Banks, Inc./GA	$ 283,805	0.1
3,800		Virtus Investment Partners, Inc.	289,218	0.1
16,200		Walker & Dunlop, Inc.	652,374	0.2
68,688		Western Alliance Bancorp.	2,102,540	0.6
62,422		Wintrust Financial Corp.	2,051,187	0.6
		61,305,540		16.4

		Health Care: 16.6%
157,800	(1)	Accuray, Inc.	299,820	0.1
22,300	(1),(2)	Aclaris Therapeutics, Inc.	23,192	0.0
8,000	(1),(2)	Acorda Therapeutics, Inc.	7,461	0.0
8,400	(1)	Adaptive Biotechnologies Corp.	233,352	0.1
7,300	(1)	Addus HomeCare Corp.	493,480	0.1
153,500	(1)	Aduro Biotech, Inc.	420,590	0.1
28,500	(1)	Akebia Therapeutics, Inc.	216,030	0.1
23,900	(1)	Alector, Inc.	576,707	0.2
22,400	(1),(2)	Allogene Therapeutics, Inc.	435,456	0.1
63,800	(1)	Alphatec Holdings, Inc.	220,110	0.1
5,800	(1),(2)	AMAG Pharmaceuticals, Inc.	35,844	0.0
5,300	(1)	Amedisys, Inc.	972,762	0.3
42,900	(1)	American Renal Associates Holdings, Inc.	283,569	0.1
47,900	(1)	Amicus Therapeutics, Inc.	442,596	0.1
8,400	(1)	AMN Healthcare Services, Inc.	485,604	0.1
40,800	(1)	AnaptysBio, Inc.	576,504	0.2
6,400	(1)	Apollo Medical Holdings, Inc.	82,688	0.0
25,300	(1)	Arrowhead Pharmaceuticals, Inc.	727,881	0.2
600	(1)	Arvinas, Inc.	24,180	0.0
21,800	(1)	Assembly Biosciences, Inc.	323,294	0.1
4,300	(1)	Atara Biotherapeutics, Inc.	36,593	0.0
19,700	(1)	AxoGen, Inc.	204,880	0.1
3,400	(1)	Bluebird Bio, Inc.	156,264	0.0
10,200	(1)	Blueprint Medicines Corp.	596,496	0.2
12,000	(1),(2)	Bridgebio Pharma, Inc.	348,000	0.1
14,000	(1),(2)	Cara Therapeutics, Inc.	184,940	0.1
82,618	(1)	Catalent, Inc.	4,292,005	1.1
100,500	(1)	Catalyst Pharmaceuticals, Inc.	386,925	0.1
434		Chemed Corp.	188,009	0.1
30,900	(1)	Coherus Biosciences, Inc.	501,198	0.1
15,800	(1)	Concert Pharmaceuticals, Inc.	139,672	0.0
3,000		Conmed Corp.	171,810	0.0
75,500	(1)	Cross Country Healthcare, Inc.	508,870	0.1
1,300	(1)	Cutera, Inc.	16,978	0.0
35,800	(1)	Dicerna Pharmaceuticals, Inc.	657,646	0.2
62,916		Encompass Health Corp.	4,028,512	1.1
235,000	(1)	Endo International PLC	869,500	0.2
56,717	(1)	Envista Holdings Corp.	847,352	0.2
11,900	(1),(2)	Esperion Therapeutics, Inc.	375,207	0.1
10,200	(1)	FibroGen, Inc.	354,450	0.1
47,300	(1)	Globus Medical, Inc.	2,011,669	0.5
6,900	(1),(2)	Gritstone Oncology, Inc.	40,158	0.0
30,423	(1)	HealthEquity, Inc.	1,539,100	0.4
37,200	(1)	Heron Therapeutics, Inc.	436,728	0.1
18,600	(1)	Homology Medicines, Inc.	289,044	0.1
34,900	(1)	Horizon Therapeutics Plc	1,033,738	0.3
14,411	(1)	ICU Medical, Inc.	2,907,707	0.8
39,500	(1)	Immunomedics, Inc.	532,460	0.1
9,800	(1)	Inogen, Inc.	506,268	0.1
10,800	(1)	Inovalon Holdings, Inc.	179,928	0.0
21,700	(1)	Insmed, Inc.	347,851	0.1
3,700	(1)	Integer Holdings Corp.	232,582	0.1
32,517		Invacare Corp.	241,601	0.1
19,500	(1)	Jounce Therapeutics, Inc.	92,625	0.0
3,000	(1)	Kura Oncology, Inc.	29,850	0.0
143,900	(1),(2)	Lannett Co., Inc.	1,000,105	0.3
39,300	(1)	Magellan Health, Inc.	1,890,723	0.5
16,600	(1)	MeiraGTx Holdings plc	223,104	0.1
43,100	(1),(2)	Menlo Therapeutics, Inc.	115,508	0.0
48,100	(1)	Meridian Bioscience, Inc.	404,040	0.1
29,033	(1)	Molina Healthcare, Inc.	4,056,200	1.1
30,500	(1)	NanoString Technologies, Inc.	733,525	0.2
11,300		National Healthcare Corp.	810,549	0.2
6,500		National Research Corp.	295,620	0.1
22,500	(1)	Natus Medical, Inc.	520,425	0.1
3,200	(1)	Nevro Corp.	319,936	0.1
31,700	(1)	NGM Biopharmaceuticals, Inc.	390,861	0.1
12,400	(1)	NuVasive, Inc.	628,184	0.2
3,200	(1)	Omnicell, Inc.	209,856	0.1
38,600	(1)	OraSure Technologies, Inc.	415,336	0.1
15,900	(1)	Orthofix Medical, Inc.	445,359	0.1
95,250		Owens & Minor, Inc.	871,538	0.2
44,700	(1),(2)	Personalis, Inc.	360,729	0.1
8,400		Phibro Animal Health Corp.	203,028	0.1
65,365	(1)	Premier, Inc.	2,138,743	0.6
40,983	(1)	Prestige Consumer Healthcare, Inc.	1,503,256	0.4
800	(1)	Principia Biopharma, Inc.	47,504	0.0
2,500	(1)	Radius Health, Inc.	32,500	0.0
4,200	(1)	Revance Therapeutics, Inc.	62,160	0.0
7,200	(1)	REVOLUTION Medicines, Inc.	157,752	0.0
12,200	(1)	Rhythm Pharmaceuticals, Inc.	185,684	0.1
10,200	(1)	Sage Therapeutics, Inc.	292,944	0.1

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
4,500	(1)	Sarepta Therapeutics, Inc.	$ 440,190	0.1
57,800	(1)	Select Medical Holdings Corp.	867,000	0.2
15,400	(1)	SI-BONE, Inc.	184,030	0.0
12,200	(1)	Sientra, Inc.	24,278	0.0
72,800	(1)	Surgery Partners, Inc.	475,384	0.1
5,700	(1)	Sutro Biopharma, Inc.	58,140	0.0
43,890	(1)	Syneos Health, Inc.	1,730,144	0.5
117,300	(1)	Syros Pharmaceuticals, Inc.	695,589	0.2
11,600	(1),(2)	TCR2 Therapeutics, Inc.	89,784	0.0
3,900	(1)	Teladoc Health, Inc.	604,539	0.2
41,800	(1)	Tenet Healthcare Corp.	601,920	0.2
81,200	(1),(2)	TherapeuticsMD, Inc.	86,072	0.0
14,700	(1),(2)	Viela Bio, Inc.	558,600	0.2
15,900	(1),(2)	Vir Biotechnology, Inc.	544,893	0.1
78,300	(1),(2)	WaVe Life Sciences Ltd.	733,671	0.2
19,776		West Pharmaceutical Services, Inc.	3,010,896	0.8
9,200	(1)	Xencor, Inc.	274,896	0.1
1,900	(1)	Y-mAbs Therapeutics, Inc.	49,590	0.0
19,300	(1)	Zogenix, Inc.	477,289	0.1
37,200	(1),(2)	Zynerba Pharmaceuticals, Inc.	142,476	0.0
		62,132,286		16.6

		Industrials: 18.7%
28,700		AAR Corp.	509,712	0.1
21,000		ABM Industries, Inc.	511,560	0.1
113,450		ACCO Brands Corp.	572,922	0.2
3,200	(1)	Aerojet Rocketdyne Holdings, Inc.	133,856	0.0
81,575		Altra Industrial Motion Corp.	1,426,747	0.4
48,913		Applied Industrial Technologies, Inc.	2,236,302	0.6
54,100		ArcBest Corp.	947,832	0.3
47,300	(1)	Atkore International Group, Inc.	996,611	0.3
22,200		Barrett Business Services, Inc.	880,008	0.2
50,300	(1)	BMC Stock Holdings, Inc.	891,819	0.2
60,758		Brady Corp.	2,742,009	0.7
47,120	(1),(2)	BrightView Holdings, Inc.	521,147	0.1
900		Brink's Co.	46,845	0.0
45,600	(1)	Builders FirstSource, Inc.	557,688	0.2
28,500	(1)	CBIZ, Inc.	596,220	0.2
16,600		Columbus McKinnon Corp.	415,000	0.1
11,800		Comfort Systems USA, Inc.	431,290	0.1
48,436		CoreLogic, Inc.	1,479,235	0.4
77,800		Costamare, Inc.	351,656	0.1
4,100		CRA International, Inc.	136,981	0.0
1,700		CSW Industrials, Inc.	110,245	0.0
43,718		Douglas Dynamics, Inc.	1,552,426	0.4
6,400	(1)	Echo Global Logistics, Inc.	109,312	0.0
21,900		EMCOR Group, Inc.	1,342,908	0.4
1,000		Encore Wire Corp.	41,990	0.0

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
45,190		Fortune Brands Home & Security, Inc.	$ 1,954,468	0.5
178,634	(1)	Gates Industrial Corp. PLC	1,318,319	0.4
29,749	(1)	Generac Holdings, Inc.	2,771,714	0.7
35,900	(1)	GMS, Inc.	564,707	0.2
67,600	(1)	Great Lakes Dredge & Dock Corp.	561,080	0.2
20,000		Heidrick & Struggles International, Inc.	450,000	0.1
14,200		Herman Miller, Inc.	315,240	0.1
23,000		Hillenbrand, Inc.	439,530	0.1
26,000		HNI Corp.	654,940	0.2
17,700	(1)	HUB Group, Inc.	804,819	0.2
69,712	(1)	IAA, Inc.	2,088,572	0.6
7,300	(1)	JELD-WEN Holding, Inc.	71,029	0.0
65,880		KAR Auction Services, Inc.	790,560	0.2
10,200		Kelly Services, Inc.	129,438	0.0
34,800		Kimball International, Inc.	414,468	0.1
80,417		Knight-Swift Transportation Holdings, Inc.	2,637,678	0.7
52,000		Knoll, Inc.	536,640	0.2
5,100		Korn Ferry	124,032	0.0
26,223		Landstar System, Inc.	2,513,737	0.7
46,218		Lincoln Electric Holdings, Inc.	3,189,042	0.9
17,100	(1)	Masonite International Corp.	811,395	0.2
30,800	(1)	Mastec, Inc.	1,008,084	0.3
23,600	(1)	Meritor, Inc.	312,700	0.1
25,119		Mobile Mini, Inc.	658,871	0.2
3,000		Moog, Inc.	151,590	0.0
98,500	(1)	MRC Global, Inc.	419,610	0.1
34,194		MSA Safety, Inc.	3,460,433	0.9
17,200		Mueller Industries, Inc.	411,768	0.1
7,740		Nordson Corp.	1,045,442	0.3
4,578		Park Aerospace Corp.	57,683	0.0
3,400		Park-Ohio Holdings Corp.	64,396	0.0
6,400	(1)	PGT Innovations, Inc.	53,696	0.0
2,477		Powell Industries, Inc.	63,585	0.0
11,400		Primoris Services Corp.	181,260	0.1
56,600		Quad/Graphics, Inc.	142,632	0.0
17,900		Quanex Building Products Corp.	180,432	0.1
24,525	(1)	RBC Bearings, Inc.	2,766,175	0.7
197,200		RR Donnelley & Sons Co.	189,016	0.1
51,100		Steelcase, Inc.	504,357	0.1
6,200	(1)	Sterling Construction Co., Inc.	58,900	0.0
59,200		Terex Corp.	850,112	0.2
92,223		Toro Co.	6,002,795	1.6
8,500	(1)	Trimas Corp.	196,350	0.1
13,600	(1)	TriNet Group, Inc.	512,176	0.1
33,300		Triton International Ltd./Bermuda	861,471	0.2
24,200	(1)	TrueBlue, Inc.	308,792	0.1
28,400	(1)	Tutor Perini Corp.	190,848	0.1
4,800		Unifirst Corp.	725,232	0.2
2,600		Universal Forest Products, Inc.	96,694	0.0

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
33,200	(1)	Vectrus, Inc.	$ 1,374,812	0.4
11,100	(1)	Veritiv Corp.	87,246	0.0
110,085	(1)	Welbilt, Inc.	564,736	0.2
196,223	(1)	Willscot Corp.	1,987,739	0.5
29,835		Woodward, Inc.	1,773,392	0.5
		69,946,754		18.7

		Information Technology: 12.6%
40,600	(1)	A10 Networks, Inc.	252,126	0.1
4,000	(1)	ACI Worldwide, Inc.	96,600	0.0
11,300	(1)	Advanced Energy Industries, Inc.	547,937	0.1
55,700	(1)	Alpha & Omega Co.	357,037	0.1
24,300		American Software, Inc.	345,303	0.1
23,795	(1)	Aspen Technology, Inc.	2,262,191	0.6
60,100	(1),(2)	Avaya Holdings Corp.	486,209	0.1
37,000		Benchmark Electronics, Inc.	739,630	0.2
16,569	(1),(2)	Bill.Com Holdings, Inc.	566,660	0.2
26,111		Blackbaud, Inc.	1,450,466	0.4
26,726		Cabot Microelectronics Corp.	3,050,506	0.8
57,200	(1)	Cambium Networks Corp.	320,320	0.1
5,300	(1)	Ciena Corp.	210,993	0.1
64,207	(1)	Cornerstone OnDemand, Inc.	2,038,572	0.5
34,900	(1)	Diebold Nixdorf, Inc.	122,848	0.0
22,167	(1)	Domo, Inc.	220,340	0.1
75,885	(1)	eGain Corp.	556,237	0.1
23,772	(1)	Envestnet, Inc.	1,278,458	0.3
77,557	(1)	Extreme Networks, Inc.	239,651	0.1
28,100	(1)	Fabrinet	1,533,136	0.4
9,301	(1)	GSI Technology, Inc.	64,735	0.0
24,396	(1)	Guidewire Software, Inc.	1,934,847	0.5
18,300	(1)	Ichor Holdings Ltd.	350,628	0.1
57,000		KBR, Inc.	1,178,760	0.3
5,575	(1)	Kimball Electronics, Inc.	60,879	0.0
10,200	(1)	KVH Industries, Inc.	96,186	0.0
7,200	(1)	Lumentum Holdings, Inc.	530,640	0.1
44,468	(1),(2)	Medallia, Inc.	891,139	0.2
41,100		Methode Electronics, Inc.	1,086,273	0.3
4,865	(1)	MicroStrategy, Inc.	574,556	0.2
11,400	(1)	Model N, Inc.	253,194	0.1
3,654		Monolithic Power Systems, Inc.	611,899	0.2
28,053	(1)	NeoPhotonics Corp.	203,384	0.1
51,200		NIC, Inc.	1,177,600	0.3
86,916	(1)	nLight, Inc.	911,749	0.2
600	(1)	Novanta, Inc.	47,928	0.0
4,300		NVE Corp.	223,729	0.1
13,815	(1)	Onto Innovation, Inc.	409,891	0.1
12,500	(1)	PDF Solutions, Inc.	146,500	0.0
48,600		Perspecta, Inc.	886,464	0.2
25,800	(1)	Photronics, Inc.	264,708	0.1
25,113		Power Integrations, Inc.	2,218,231	0.6
24,429		Progress Software Corp.	781,728	0.2
42,900	(1)	Q2 Holdings, Inc.	2,533,674	0.7
53,900	(1)	Rambus, Inc.	598,290	0.2
49,229	(1)	Rimini Street, Inc.	201,347	0.1
39,330	(1)	SailPoint Technologies Holding, Inc.	598,602	0.2
71,200	(1)	Sanmina Corp.	1,942,336	0.5
12,300	(1)	Scansource, Inc.	263,097	0.1

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
11,700		Science Applications International Corp.	$ 873,171	0.2
26,800	(1)	SMART Global Holdings, Inc.	651,240	0.2
12,800	(1)	SPS Commerce, Inc.	595,328	0.2
63,018	(1)	Startek, Inc.	236,948	0.1
14,300	(1)	SVMK, Inc.	193,193	0.1
4,000	(1)	Tech Data Corp.	523,400	0.1
7,839	(1)	Tyler Technologies, Inc.	2,324,734	0.6
24,300	(1)	Ultra Clean Holdings, Inc.	335,340	0.1
64,300	(1)	Unisys Corp.	794,105	0.2
18,600	(1)	Verint Systems, Inc.	799,800	0.2
36,500		Vishay Intertechnology, Inc.	525,965	0.1
12,811	(1)	WEX, Inc.	1,339,390	0.4
20,400	(1)	Zuora, Inc.	164,220	0.0
		47,075,048		12.6

		Materials: 6.0%
56,333		Aptargroup, Inc.	5,607,387	1.5
27,900		Boise Cascade Co.	663,462	0.2
84,400		Commercial Metals Co.	1,332,676	0.4
35,274	(1)	Crown Holdings, Inc.	2,047,303	0.5
15,800		FutureFuel Corp.	178,066	0.0
97,772	(1)	GCP Applied Technologies, Inc.	1,740,342	0.5
39,800	(1)	Koppers Holdings, Inc.	492,326	0.1
25,600	(1)	Kraton Corp.	207,360	0.1
17,600		Louisiana-Pacific Corp.	302,368	0.1
6,400		Minerals Technologies, Inc.	232,064	0.1
10,600		Myers Industries, Inc.	113,950	0.0
52,000		Orion Engineered Carbons SA	387,920	0.1
5,600		PH Glatfelter Co.	68,432	0.0
28,600		PolyOne Corp.	542,542	0.1
142,705	(1)	PQ Group Holdings, Inc.	1,555,484	0.4
20,029	(2)	Quaker Chemical Corp.	2,529,262	0.7
12,100	(1)	Ryerson Holding Corp.	64,372	0.0
44,800		Schweitzer-Mauduit International, Inc.	1,246,336	0.3
2,400		Stepan Co.	212,304	0.1
22,400		SunCoke Energy, Inc.	86,240	0.0
17,800		Trinseo SA	322,358	0.1
69,800		Tronox Holdings PLC	347,604	0.1
15,700	(1)	US Concrete, Inc.	284,798	0.1
7,800		Valhi, Inc.	8,034	0.0
53,623		Valvoline, Inc.	701,925	0.2
18,400	(1)	Verso Corp.	207,552	0.1
43,600		Warrior Met Coal, Inc.	463,032	0.1
10,600		Worthington Industries, Inc.	278,250	0.1
		22,223,749		6.0

		Real Estate: 6.7%
5,600		Acadia Realty Trust	69,384	0.0
5,400		American Assets Trust, Inc.	135,000	0.0
69,700		Armada Hoffler Properties, Inc.	745,790	0.2
80,900		Ashford Hospitality Trust, Inc.	59,801	0.0
14,600		Braemar Hotels & Resorts, Inc.	24,820	0.0

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Real Estate: (continued)
4,400		BRT Apartments Corp.	$ 45,100	0.0
40,900		CatchMark Timber Trust, Inc.	295,298	0.1
8,000		Chatham Lodging Trust	47,520	0.0
53,800		City Office REIT, Inc.	388,974	0.1
2,200		Community Healthcare Trust, Inc.	84,216	0.0
12,500		CorEnergy Infrastructure Trust, Inc.	229,750	0.1
21,356		Cousins Properties, Inc.	625,090	0.2
104,967		CubeSmart	2,812,066	0.8
158,251	(1)	Cushman & Wakefield PLC	1,857,867	0.5
49,500		DiamondRock Hospitality Co.	251,460	0.1
34,152		EastGroup Properties, Inc.	3,568,201	1.0
9,200		Essential Properties Realty Trust, Inc.	120,152	0.0
37,875		First Industrial Realty Trust, Inc.	1,258,586	0.3
10,400		Getty Realty Corp.	246,896	0.1
29,000		Gladstone Commercial Corp.	416,440	0.1
2,600		Healthcare Realty Trust, Inc.	72,618	0.0
4,300		Hersha Hospitality Trust	15,394	0.0
2,400		Highwoods Properties, Inc.	85,008	0.0
9,200		Hudson Pacific Properties, Inc.	233,312	0.1
1,200		Investors Real Estate Trust	66,000	0.0
1,453		Jones Lang LaSalle, Inc.	146,724	0.1
5,700		Lexington Realty Trust	56,601	0.0
33,200		Monmouth Real Estate Investment Corp.	400,060	0.1
71,451		National Retail Properties, Inc.	2,300,008	0.6
41,900		New Senior Investment Group, Inc.	107,264	0.0
1,800		One Liberty Properties, Inc.	25,074	0.0
91,460		Outfront Media, Inc.	1,232,881	0.3
63,300		Physicians Realty Trust	882,402	0.2
44,200	(2)	Realogy Holdings Corp.	133,042	0.0
6,200		Retail Value, Inc.	75,950	0.0
25,000		Rexford Industrial Realty, Inc.	1,025,250	0.3
138,391		RLJ Lodging Trust	1,068,378	0.3
2,900		RMR Group, Inc.	78,213	0.0
23,253		Ryman Hospitality Properties	833,620	0.2
13,800		Sabra Healthcare REIT, Inc.	150,696	0.1
3,200		Saul Centers, Inc.	104,768	0.0
52,600		STAG Industrial, Inc.	1,184,552	0.3
1,200		Sun Communities, Inc.	149,820	0.1
86,003		Sunstone Hotel Investors, Inc.	749,086	0.2
12,100		Urban Edge Properties	106,601	0.0
57,600		Xenia Hotels & Resorts, Inc.	593,280	0.2
		25,159,013		6.7

		Utilities: 3.7%
40,500	(1)	Atlantic Power Corp.	86,670	0.0
6,800		Black Hills Corp.	435,404	0.1
5,100		Chesapeake Utilities Corp.	437,121	0.1
39,300		Clearway Energy, Inc.-Class A	674,781	0.2
35,200		Clearway Energy, Inc.-Class C	661,760	0.2
2,100		Consolidated Water Co., Ltd.	34,440	0.0
6,200		Genie Energy Ltd.	44,516	0.0
4,900		Idacorp, Inc.	430,171	0.1
10,100		New Jersey Resources Corp.	343,097	0.1
53,512		NorthWestern Corp.	3,201,623	0.9
4,000		ONE Gas, Inc.	334,480	0.1
86,491		Portland General Electric Co.	4,146,379	1.1
11,100		Southwest Gas Holdings, Inc.	772,116	0.2
73,700		Spark Energy, Inc.	462,099	0.1
8,600		Spire, Inc.	640,528	0.2
61,000		TerraForm Power, Inc.	961,970	0.3
8,444		Vistra Energy Corp.	134,766	0.0
		13,801,921		3.7

	Total Common Stock
	(Cost $431,444,818)	356,835,966		95.5

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 6.4%
		Repurchase Agreements: 2.9%
2,464,733	(3)	Bank of America Inc., Repurchase Agreement dated 03/31/20, 0.01%, due 04/01/20 (Repurchase Amount $2,464,734, collateralized by various U.S. Government Agency Obligations, 3.000%-3.500%, Market Value plus accrued interest $2,514,028, due 12/20/49-03/20/50)	2,464,733	0.6
1,436,801	(3)	BNP Paribas S.A., Repurchase Agreement dated 03/31/20, 0.33%, due 04/01/20 (Repurchase Amount $1,436,814, collateralized by various U.S. Government Securities, 2.125%-6.875%, Market Value plus accrued interest $1,508,644, due 06/15/20-03/15/39)	1,436,801	0.4

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
1,834,355	(3) Cantor Fitzgerald Securities, Repurchase Agreement dated 03/31/20, 0.02%, due 04/01/20 (Repurchase Amount $1,834,356, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.500%, Market Value plus accrued interest $1,871,042, due 05/01/20-02/20/70)	$ 1,834,355	0.5
2,533,315	(3) RBC Dominion Securities Inc., Repurchase Agreement dated 03/31/20, 0.01%, due 04/01/20 (Repurchase Amount $2,533,316, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.125%, Market Value plus accrued interest $2,583,981, due 07/15/20-02/20/50)	2,533,315	0.7
2,615,038	(3) State of Wisconsin Investment Board, Repurchase Agreement dated 03/31/20, 0.16%, due 04/01/20 (Repurchase Amount $2,615,049, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $2,673,722, due 04/01/20-09/09/49)	2,615,038	0.7

	Total Repurchase Agreements
	(Cost $10,884,242)	10,884,242	2.9

Shares		Value	Percentage of Net Assets
	Mutual Funds: 3.5%
12,906,233	(4) BlackRock Liquidity Funds, FedFund, Institutional Class, 0.330%
	(Cost $12,906,233)	12,906,233	3.5

	Total Short-Term Investments
	(Cost $23,790,475)	23,790,475	6.4

	Total Investments in Securities (Cost $455,235,293)	$ 380,626,441	101.9
	Liabilities in Excess of Other Assets	(7,037,172)	(1.9)
	Net Assets	$ 373,589,269	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of March 31, 2020.

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2020
Asset Table
Investments, at fair value
Common Stock*	$356,835,966	$–	$–	$356,835,966
Short-Term Investments	12,906,233	10,884,242	–	23,790,475
Total Investments, at fair value	$369,742,199	$10,884,242	$–	$380,626,441
Other Financial Instruments+
Futures	221,337	–	–	221,337
Total Assets	$369,963,536	$10,884,242	$–	$380,847,778

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At March 31, 2020, the following futures contracts were outstanding for VY® JPMorgan Small Cap Core Equity Portfolio:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
E-mini Russell 2000® Index	68	06/19/20	$3,901,840	$221,337
			$3,901,840	$221,337

At March 31, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $459,063,464.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$37,810,188
Gross Unrealized Depreciation	(116,025,874)
Net Unrealized Depreciation	$(78,215,686)